INCOME TAX EXPENSE (Tables)	12 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
SCHEDULE OF CURRENT INCOME TAXES

The income tax expense for the year can be reconciled to the loss for the year per the consolidated statement of profit or loss and other comprehensive income as follows:

	Year ended	Year ended	Year ended
	March 31, 2026	March 31, 2025	March 31, 2024
	USD	USD	USD
Loss before tax	(31,185,275)	(5,212,879)	(4,862,470)

Notional tax calculated at the rates applicable to profits in the tax jurisdictions concerned	(1,998,482)	(381,348)	(821,825)
Tax effect of expenses that are not deductible	377,120	215,019	405,775
Tax effect of income that are not taxable	-	-	(676,665)
Tax effect of tax losses not recognized	1,721,869	166,329	1,092,715
Withholding tax paid during the year	(60,750)	-	-
Under-provision in prior years	-	-	(8,917)
Others	(765)	-	-
Income tax credit (expense)	38,992	-	(8,917)

SCHEDULE OF DEFERRED INCOME TAXES

Deferred tax liability
USD
At April 1, 2024, March 31, 2025 and April 1, 2025	-
Arising on acquisition of subsidiaries (note 27)	1,862,585
Credit to profit or loss	(100,508)
At March 31, 2026	1,762,077